Investment Property, Property, Plant and Equipment, Net and Right-of-Use Assets (Details) - Schedule of expense for depreciation of right-of-use assets - PEN (S/) S/ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Investment Property, Property, Plant and Equipment, Net and Right-of-Use Assets (Details) - Schedule of expense for depreciation of right-of-use assets [Line Items]
Total depreciation of right-of-use assets	S/ 23,699	S/ 17,531	S/ 29,396
Cost of services and goods [Member]
Investment Property, Property, Plant and Equipment, Net and Right-of-Use Assets (Details) - Schedule of expense for depreciation of right-of-use assets [Line Items]
Total depreciation of right-of-use assets	17,517	10,840	22,721
Administrative expenses [Member]
Investment Property, Property, Plant and Equipment, Net and Right-of-Use Assets (Details) - Schedule of expense for depreciation of right-of-use assets [Line Items]
Total depreciation of right-of-use assets	815	961	237
Depreciation discontinued operations [Member]
Investment Property, Property, Plant and Equipment, Net and Right-of-Use Assets (Details) - Schedule of expense for depreciation of right-of-use assets [Line Items]
Total depreciation of right-of-use assets	S/ 5,367	S/ 5,730	S/ 6,438